Annual Fund Operating Expenses - No Load - Salient Tactical Growth Fund	May 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	1.91%
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	1.56%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses for Investor class and Institutional class shares are based on actual amounts for the prior fiscal year.